Common Shares - Narrative (Details)			12 Months Ended
	Dec. 23, 2015	Jun. 16, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2014 USD ($) shares
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding			74,902,364
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized			112,500,000	112,500,000	56,250,000	112,500,000
Common Stock, Value, Issued | $			$ 762,000	$ 753,000
Additional Paid in Capital | $			917,380,000	956,615,000	$ 934,531,000			$ 1,199,988,000
Payments for Repurchase of Common Stock | $			$ 11,004,000	$ 0	$ 0
Treasury Stock, Common, Shares			1,465,448,000	0
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased			39,000,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			50,000,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 0.02
Equity Common Stock, Shares outstanding prior to reverse stock split					344,239,098
Common Stock, Shares, Outstanding			74,902,364	75,298,676
Days average closing common shares price trading under the threshold consecutive					30 days
Below required Share Threshold Amount | $ / shares					$ 1
Stock Issued During Period, Value, Issued for Services | $			$ 82,000	$ 198,000	$ 2,380,000
Proceeds from Issuance of Common Stock | $		$ 218,600,000	$ 0	$ 128,112,000	$ 217,997,000
Common Stock, Shares, Issued		12,745,833	74,902,364	75,298,676
Shares Issued, Price Per Share | $ / shares		$ 18.00		$ 3.00
Number of vessels owned			55
Stockholders' Equity Note, Stock Split, Conversion Ratio	12
Scorpio Services Holding Limited
Class of Stock [Line Items]
Common Stock, Value, Issued | $		$ 15,000,000				$ 16,000,000	$ 15,000,000
Stock Issued During Period, Shares, Issued for Services			12,946	51,679	111,725
Stock Issued During Period, Value, Issued for Services | $			$ 100,000	$ 200,000	$ 2,400,000
Proceeds from Issuance of Common Stock | $				10,300,000
Common Stock, Shares, Issued		833,333				5,250,000	5,000,000
Ultramax
Class of Stock [Line Items]
Vessels acquired | $			9
Vessel purchase | $			1
Stock Issued During Period, Shares, Purchase of Assets			900,000
Number of vessels owned			37
Kamsarmax
Class of Stock [Line Items]
Number of vessels owned			18
Vessels sold			2
Year Built 2014 | Scorpio Services Holding Limited
Class of Stock [Line Items]
Number of vessels owned | $					28
Year Built 2014 | Kamsarmax | Scorpio Services Holding Limited
Class of Stock [Line Items]
Vessels sold					20
Paid-in Capital
Class of Stock [Line Items]
Additional Paid in Capital | $			$ 1,745,844,000	1,714,358,000	$ 1,567,905,000			1,321,057,000
Stock Issued During Period, Value, Issued for Services | $			82,000	198,000	2,367,000
Common Stock
Class of Stock [Line Items]
Additional Paid in Capital | $			$ 762,000	$ 753,000	$ 287,000			$ 1,803,000
Common Stock, Shares, Outstanding			74,902,364	75,298,676	28,686,561			15,024,974
Stock Issued During Period, Shares, Purchase of Assets			910,802
Stock Issued During Period, Shares, Issued for Services			12,946	51,679	111,725
Stock Issued During Period, Value, Issued for Services | $			$ 0	$ 0	$ 13,000
Stock Issued During Period, Shares, New Issues				44,000,000	11,083,333
Warrants and Rights Subject to Mandatory Redemption [Member] | Ultramax
Class of Stock [Line Items]
Vessels acquired			3
Shares, Issued			1,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 8.10